Investment Income/(Loss)	12 Months Ended
Dec. 31, 2021
Income Loss From Investments Net [Abstract]
Investment Income/(Loss)
2
2
. Investment income/(loss)
Investment income for the year ended December 31, 2020 was dividends received from equity investment. Investment loss for the year ended December 31, 2021 consists of (i) a loss from fair value change of RMB1,339 thousand and a realized gain of RMB265 thousand related to the investments accounted for at fair value; (ii) impairment loss related to equity investments measured under measurement alternative of
RMB1,610 thousand; (iii) dividends received from equity investments of RMB241 thousand; and (iv) a loss from fair value change of RMB2,885 thousand related to
e
quity investments measured under NAV practical expedient.